SHARE-BASED COMPENSATION (Details 2)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	2 years 4 months 6 days
Stock options outstanding | shares	15,077,243	13,827,243	13,865,193
Weighted average exercise price per share | $ / shares	$ .67	$ 0.75	$ 0.83
$0.25 to $0.49
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	4 years 2 months 16 days
Stock options outstanding | shares	3,502,000
Weighted average exercise price per share | $ / shares	$ .45
$0.50 to $0.74
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	2 years 3 months 4 days
Stock options outstanding | shares	6,443,643
Weighted average exercise price per share | $ / shares	$ .64
$0.75 to $0.99
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life	1 year 2 months 8 days
Stock options outstanding | shares	5,131,600
Weighted average exercise price per share | $ / shares	$ .85